Commitments and Contingencies - Schedule of Rent Expense (Details) (10K) - USD ($) $ in Thousands	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Successor [Member]
Rent expense		$ 2,426
Predecessor [Member]
Rent expense	$ 626		$ 3,026